SHAREHOLDERS' EQUITY (DEFICIT)	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
SHAREHOLDERS' EQUITY (DEFICIT) [Text Block]
NOTE 18 -	SHAREHOLDERS' EQUITY (DEFICIT)

A.	Composition of share capital:

	December 31, 2025		December 31, 2024
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares

Common Shares without par value	Unlimited	5,894,812	Unlimited	3,085,452

Common Shares confer upon their holders the right to participate in the general meeting where each common share has one voting right in all matters, receive dividends if and when declared and participate in the distribution of surplus assets in case of liquidation of the Company.

As of July 12, 2024, the Board of the Company has approved a reverse share split of all outstanding common shares of the Company at a ratio of 6:1 so that each six common shares without par value were consolidated into one common share without par value (the “Reverse Share Split”). For accounting purposes, all common shares, restricted share units, options and warrants to purchase common shares and loss per share amounts have been adjusted to give retroactive effect to the Reverse Share Split for all periods presented in the consolidated financial statements. All fractional Common Shares equal to or greater than one-half resulting from the Reverse Share Split were rounded to the next whole number, otherwise, the fractional Common Share was cancelled.

B.	Changes in issued and outstanding share capital:

	Number of shares
	2025	2024	2023 (*)

Balance as of January 1	3,085,452	2,232,359	1,261,590
Common shares issued through private placements offerings (1), (3), (8)	1,202,000	742,517	879,520
Common shares issued as debts settlement (2), (7)	52,380	-	82,082
Common shares issued as compensation to a related party (4)	-	110,576	-
Common shares issued upon RSUs vested		-	9,167
Common shares issued upon pre-funded warrants exercised (4), (8)	800,701	-	-
Common shares issued upon debentures converted (5)	625,461	-	-
Common shares issued as consideration upon acquisition of non-controlling interest (6)	128,818	-	-

Balance as of December 31	5,894,812	3,085,452	2,232,359

(*)          Includes the effect of Reverse Share Split (see also Note 18A above).

1.
In January and February of 2023, the Company issued 471,375 units of the Company at a price of US$7.5 per unit for aggregate gross proceeds of US$3,535 (approximately $4,705) in a series of closings pursuant to a non-brokered private placement offering to purchasers (the “LIFE Offering”). Each unit consisted of one common share and one warrant which eligible for exercise into one common share at an exercise price of US$9.00 over a period of 36 months from the issuance date.

Concurrently with the LIFE Offering, the Company issued 21,950 units to a non-independent director under the LIFE Offering at an aggregate price of US$165 (approximately $222) as a settlement of debt in the same amount owed by the Company to the director for certain consulting services previously rendered by the director to the Company. Each unit consisted of one common share and one warrant which eligible for exercise into one common share at an exercise price of US$9.00 over a period of 36 months from the issuance date (the “LIFE Offering Warrants”).

Concurrent with the LIFE Offering, the Company issued 386,195 units on a non-brokered private placement basis at a price of US$7.5 per unit for aggregate gross proceeds of US$2,896 (approximately $3,854) (the “Concurrent Offering”). Each unit consisted of one common share and one warrant which eligible for exercise into one common share at an exercise price of US$9.00 over a period of 36 months from the issuance date. The Concurrent Offering was led and participated by insiders of the Company of 193,333 units out of the total Concurrent offering units.

All the above warrants issued are considered as “January-February 2023 Warrants”.

The Company incurred direct and incremental transaction costs related to the LIFE Offering amounted to approximately $334.

As the exercise price of January-February 2023 Warrants is denominated in foreign currency, which is not the Company's functional currency, the January-February 2023 Warrants were accounted for as a derivative liability, which was measured at fair value at initial date by management using the assistance of external appraiser in total amount of US$5,277 thousand (approximately $7,027) by using Black-Scholes pricing model. The residual amount of US$1,319 thousand (approximately $1,754) was allocated to common shares issued and was recorded as part of share capital and premium.

Issuance costs amounted to $268 allocated to January-February 2023 Warrants have been charged immediately to statement of operations as part of finance expenses and the amount of $66 that was allocated to common shares was recorded as deduction from share capital and premium.

2.
On May 8, 2023, the Company closed a debt settlement transaction (the “Debt Settlement”) with L5 Capital Inc., a company controlled by Marc Lustig, the then executive chairman of the Board of the Company (“L5 Capital”), pursuant to which the Company settled outstanding indebtedness of US$616 (approximately $839) through issuance of 82,082 units at a price of US$7.00 per unit. Each unit consisted of one common share and one warrant which is eligible for exercise into one common share at an exercise price of US$9.00 per common share over a period of 36 months from the issuance date (the “May 2023 Warrants”).

As the exercise price of the May 2023 Warrants is denominated in foreign currency, which is not the functional currency of the Company, the May 2023 Warrants were accounted for as a derivative liability, which was measured at fair value at the initial date. The fair value of the May 2023 Warrants was determined by management using the assistance of external appraiser in total amount of US$166 thousand (approximately $226) by using Black-Scholes pricing model. The residual amount of US$450 thousand (approximately $613) was allocated to common shares issued and was recorded as part of share capital and premium.

3.
On November 12, 2024, the Company closed a non-brokered private placement offering through issuance of 742,517 units at a price of $2.88 per unit for aggregate gross proceeds of $2,138. Each unit consisted of one common share and one warrant which eligible for exercise into one common share at an exercise price of $4.32 equal to a 50% premium to the offering price at any time prior to November 12, 2026 (the “November 2024 Warrants”).

November 2024 Warrants might be exercisable to variable number of shares due to cashless exercise mechanism and thus they were accounted for as a derivative liability, which was measured at fair value at the initial date by management using the assistance of external appraiser in total amount of $1,154 by using Black-Scholes pricing model. The residual amount of $984 was allocated to common shares issued and was recorded as part of share capital and premium.

The Company incurred direct and incremental transaction costs amounted to approximately $88, of which an amount of $48 that was allocated to November 2024 Warrants classified as financial liability was charged immediately to statement of operations as part of finance expenses and the amount of $40 that was allocated to common shares was recorded as deduction from share capital and premium.

4.
Since October 2022, the Company has borrowed from various institutions more than US$8,000 thousand (approximately $10,832) (collectively, the “Loans”). As required by the lenders, the Company's chairman of the Board and the Chief Executive Officer (the “Guarantor”) has personally guaranteed the Loans. The independent members of the Board commissioned a valuation work which determined that the value of the Guarantor’s personal guarantees ascribed the benefit to the Company in total amount of approximately US$560 thousand (approximately $758) (the “Benefit”).

In October 2024, the Company completed an agreement with the Guarantor, under which the Company issued 110,576 common shares and 152,701 pre-funded warrants at a price of $2.88, which equals the Benefit amount. Each of the prefunded warrants is eligible for exercise into one common share at a price of $0.00001 (each of the prefunded warrant may be exercised also through cashless exercise basis), upon receipt of shareholders' approval to allow the Guarantor to become a control person (as defined under the policies of the CSE). In the event the approval from the Company's shareholders is not received on or before March 31, 2025, the Guarantor agrees to return the prefunded warrants to the Company and the amount of Benefit allocated to the prefunded warrants shall remain owing to the Guarantor.

The above transaction was accounted for as a share-based compensation in exchange for instruments (i.e. common shares and prefunded warrants) that were issued to the Guarantor. However, since the achievement of the shareholders' approval was beyond the control of the Company, the prefunded warrants were accounted for as derivative liability that was measured in total amount of $440 at the closing date and subsequently at fair value under a marked to market approach, until their exercise or expiration, as earlier. The amount of $318 which was allocated to the common shares was recognized as part of the permanent equity of the Company.

Through December 31, 2024, the shareholders' approval was not received and none of the pre-funded warrants have been exercised. In addition, as of December 31, 2024, the fair value of the prefunded warrants amounted to $496 based on the quoted price of the common shares. Consequently, during the period commencing the settlement date through December 31, 2024, the Company recognized revaluation expenses of $56.

Effective May 26, 2025, following the shareholders' approval for the Company's then chairman of the Board, Chief Executive Officer to become a control person (as defined under the policies of the CSE), an aggregate 152,701 Pre-Funded Warrants held by the Guarantor have been exercised for the same number of ordinary shares at an exercise price of $0.00001 per Pre-Funded Warrant. Consequently, the Pre-Funded Warrants were classified from derivative liability to equity at their fair value as of that date in total amount of $372 based on a deemed price of $2.44 per Common Share, equal to the 10-day volume weighted average price of the common shares on the CSE ending on May 26, 2025. During the period commencing January 1, 2025 through the exercise date, the Company recorded revaluation income of $124 due to a change in the fair value of derivative liability.

5.
During the period commencing May 26, 2025 through December 31, 2025, total carrying amount of debentures of approximately $1,395 have been converted into 625,461 common shares of the Company. See Note 15 above.

6.
In February 2024, the Company, through IMC Holdings, exercised an Option and acquired 74% of the voting rights in Focus. In September 2024, the Board approved the acquisition of the remaining 26% of the voting rights in Focus from Ewave Group Ltd.’s (“Ewave”) which is a privately held entity jointly owned by two main shareholders of the Company (the “Focus Transaction”), pending all necessary organizational and regulatory approvals.

Management estimated by using the assistance of third-party appraiser the fair value of Focus to be approximately NIS 3.1 million based on discounted cash flow approach. Thus, it was determined that 26% interest in Focus is equal to approximately NIS 819 thousand (approximately $314) (the “Focus Purchase Price”). As a result, the Company issued an aggregate of 128,818 common shares at a deemed price of $2.44 per Common Share, equal to the 10-day volume weighted average price of the common shares on the CSE ending on May 26, 2025, the date in which the Company received disinterested shareholders’ approval to complete the Focus Transaction (the “Closing Date”).

At Closing Date, the common shares issued were recorded as part of share capital and premium based on the estimated Focus Purchase Price. The difference between the estimated Focus Purchase Price ($314) and the amount of ($2,558) which represents the book value of non-controlling interest allocated to 26% interest in Focus at the Closing Date was recorded as capital reserve related to transaction with non-controlling interest.

7.
On June 12, 2025, the Board approved the Company to enter into a debt settlement agreement with an unrelated service provider, pursuant to which unpaid fees, charges, and disbursements for legal services rendered to the Company in previous periods in total amount of $190 will be settled to a number of 52,380 common shares at a deemed price per share equal to 10-day volume weighted average price of the shares ending on the date prior to issuance of the common shares. The common shares have been issued on June 18, 2025.

The above transaction was accounted for as a settlement of financial liability under which the instruments issued are eligible for equity classification.

On July 30, 2025 (the “Closing Date”), the Company closed a Private Placement Offering (the “Offering”) through issuance of 2,050,000 units (each a “Unit”) for gross cash proceeds of US$ 4,100 thousand (approximately $5,622). Each Unit was sold at a price of C$2.74 per Unit and consisted of (i) one common share or one common share pre-funded warrant in lieu thereof (the “Pre-Funded Warrants”) and (ii) one common share purchase warrant (the “Warrant Shares”).

8.
Each Warrant Share entitles its holder to purchase one common share at an exercise price of $3.43 per Warrant Share over a period of 60 months from its issuance. Each Pre-Funded Warrant entitles its holder to purchase one common share at an exercise price of $0.00001 per Pre-Funded Share at any time until exercised in full.

In connection with the Offering, on July 31, 2025, the Company entered into a consulting agreement with Pure Equity Ltd. (“Pure Equity”), under which Pure Equity provided the Company with consulting services related to the Offering for total consideration that includes issuance of warrant (the “Finder’s Warrant”) to purchase up to 140,000 common shares of the Company (the “Finder’s Warrant Shares”) at an exercise price of US$2.50 per Finder’s Warrant Share over a period of 60 months following its issuance and one-time cash payment of US$260 thousand, plus VAT.

Upon Closing Date, management by using the assistance of an external appraiser allocated the gross cash proceeds received based on the relative fair value of the common shares, Pre-Funded Warrants and Warrant Shares in total amount of $2,070, $1,460 and $2,092, respectively. The fair value of the Warrant Shares was determined by using Black-Scholes pricing model taking into account, inter alia, expected stock price volatility of 66% and risk-free interest rate of 3.15%. The amount allocated to Pre-Funded Warrants and the Warrant Shares was classified as a component of permanent equity as their terms permit the holders to receive a fixed number of shares of common stock upon exercise for a fixed exercise price.

Direct and incremental costs incurred related to the Offering amounted to $868 of which $557 in cash and $311 in share-based payment to Pure equity (the Finders Warrant). Such costs were allocated to common shares, Pre-Funded Warrants and Warrant Shares based on the same proportion as the allocation of the gross proceeds.

As the Finder’s Warrant was granted to Pure Equity as compensation for its services rendered in respect to the Offering, the Finder’s Warrant was accounted for under IFRS 2 “Share-based Payment” in total amount of $311. These expenses were estimated at fair value by using Black-Scholes pricing model taking into account, inter alia, expected stock price volatility of 66.1% and risk-free interest rate of 3.96%. These expenses were included in the issuance costs incurred through the Offering.

Pursuant to the subscription agreement, the Company has agreed to file a resale registration statement on Form F-3 (the “Registration Statement”) providing for the resale by the purchasers of the common shares, the Warrant Shares, the Pre-Funded Shares and the Finder’s Warrant Shares within 30 calendar days of the Closing Date. The Company also agreed to use commercially reasonable efforts to cause such Registration Statement to become effective as soon as practicable, but in no event later than the date, which shall be either: (i) in the event that the SEC does not review the Registration Statement, 60 calendar days after the Closing Date, or (ii) in the event that the SEC reviews the Registration Statement, 90 days after the Closing Date. On August 27, 2025, a Registration Statement was declared effective by the SEC.

During the period commencing Closing Date through December 31, 2025, aggregate 648,000 Pre-Funded Warrants have been exercised into the same number of common shares of the Company at an exercise price of $0.00001 per Pre-Funded Warrant. Thus, the amount of $944 was classified from "amount received on account of financial instruments and others" into "share capital and premium".

C.	Capital reserve from transaction with main shareholder

During the year ended December 31, 2025, IMC Holdings entered in a loan agreement with the Company's then chairman of the Board, Chief Executive Officer and main shareholder (the “Main Shareholder”), in the amount of NIS 1,750 thousand (approximately $751) which bear fixed annual interest at the rate prescribed by the Income Tax Regulations for determining the interest rate under Section 3(i) of the Income Tax Ordinance and shall be repaid up to April 30, 2026.

Since the loan received from the Main Shareholder includes an interest which did not represent the applicable rate of risk for the Company, the aforesaid transaction was accounted for as a capital contribution from main shareholder. Thus, the liability towards the Main Shareholder was measured at fair value based on future cash payments discounted using an interest rate of 17% which represented the Company's applicable rate of risk, as determined by management using the assistance of third-party appraiser. As a result, the Company recorded a discount on the balance of liability towards the Main Shareholder in total amount of NIS 85 thousand (approximately $33) against capital reserve from transaction with main shareholder. Discount expenses are recorded over the economic life of the loan based on an effective interest rate method.

D.	Share-based payment

1.	Share option plan

Effective March 31, 2025, the Company adopted the omnibus equity incentive plan (the “Equity Incentive Plan”), which was ratified and approved by disinterested shareholders at the annual general and special meeting of the Company held on May 26, 2025. The 2025 Plan replaced previous stock option plan of the Company (the “Stock Option Plan”) and the restricted share unit award plan of the Company (the “RSU Plan” and together with the Stock Option Plan, the “Predecessor Plans”). As of December 31, 2025, there are 28,768 common shares reserved for issuance pursuant to stock options (“Options”) issued under the Stock Option Plan (the “Predecessor Options”) and there are no common shares reserved for issuance pursuant to restricted share units (“RSUs”) issued under the RSU Plan. No further awards will be granted under the Predecessor Plans. The Stock Option Plan continues to exist but only for the purpose of governing the terms of Predecessor Options that were granted under the Stock Option Plan prior to the adoption of the Equity Incentive Plan.

Awards may be granted under the Equity Incentive Plan until the Equity Incentive Plan terminates in accordance with its terms.

Pursuant to the Equity Incentive Plan, the Company may grant Awards (as such term defined in the Equity Incentive Plan) to eligible persons as determined by the Equity Incentive Plan. Awards under the Equity Incentive Plan include Options, Stock Awards (as such term is defined in the Equity Incentive Plan) and RSUs. Award holders who are resident in Israel are subject to the Sub‑Plan for Award Holders in Israel (as such terms are defined in the Equity Incentive Plan).

The aggregate number of common shares which may be made available for issuance under the Equity Incentive Plan will not exceed with respect to the number of common shares issuable pursuant to all Awards, 20% of the total number of issued and outstanding Common Shares from time to time.

2.	The following table presents the Company’s options activity under the Stock Option Plan for the periods reported:

	Year ended December 31, 2025
	Number of options	Weighted average exercise price
		in CAD

Options outstanding at the beginning of the year	41,410	227.9
Options forfeited during the year	(12,642)	729.38

Options outstanding at the end of year	28,768	7.60

Options exercisable at the end of year	28,766	7.60

	Year ended December 31, 2024
	Number of options	Weighted average exercise price
		in CAD

Options outstanding at the beginning of the year	54,242	172.3
Options granted during the year	31,305	3.0
Options forfeited during the year	(44,137)	210.13

Options outstanding at the end of year	41,410	227.9

Options exercisable at the end of year	20,641	183.3

	Year ended December 31, 2023
	Number of options	Weighted average exercise price
		in CAD

Options outstanding at the beginning of the year	86,528	225.6
Options granted during the year	500	6.6
Options forfeited during the year	(32,786)	310.7

Options outstanding at the end of year	54,242	172.3

Options exercisable at the end of year	49,907	170.3

The weighted average remaining contractual life for the options outstanding as of December 31, 2025 was 0.84 years (2024 - 1.78 years and 2023 - 3.76 years).

3.	The following table presents the assumptions used to estimate the fair values of the options granted in the periods reported:

	Year ended December 31,
	2024	2023

Share price (in CAD)	$3.0	$6.6
Exercise price (in CAD)	$3.0	$6.6
Expected life (years)	1.25	5
Volatility (%)	68.6-69.6	104.4-109.35
Annual risk-free rate (%)	3.23	3.55-3.65
Dividend yield (%)	-	-

During the years ended December 31, 2024 and 2023, the weighted average fair value of each option on grant date was $1.24 and $4.7, respectively.